Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Pensions
Schedule of major classes of plan assets as a percentage of total plan assets

	2025			2024
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	—	6.1	6.1	0.1	6.6	6.7
Index-linked bonds	16.8	—	16.8	23.6	—	23.6
Government bonds	8.6	—	8.6	9.9	—	9.9
Corporate and other bonds	12.4	3.0	15.4	14.4	4.1	18.5
Real estate	—	2.7	2.7	—	2.4	2.4
Derivatives	—	(0.2)	(0.2)	—	0.1	0.1
Buy-in insurance contracts	—	35.9	35.9	—	27.0	27.0
Cash and other assets	—	14.7	14.7	—	11.8	11.8
	37.8	62.2	100.0	48.0	52.0	100.0

Summary of derivative instruments

	2025			2024
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	8	33	88	24	1,548	812
Interest rate swaps	30	363	390	57	3,096	3,763
Currency forwards	10	76	38	8	60	130
Equity and bond call options	—	—	—	—	—	—
Equity and bond put options	—	—	—	—	—	—
Other	1	—	3	1	22	4

Schedule of changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net			Asset
	Fair value	of defined	ceiling/	pension	Fair	Present value	ceiling/	Net
	of plan	benefit	minimum	assets/	value of	of defined	minimum	pension
	assets	obligation (1)	funding	liability	plan assets	benefit obligation (1)	funding	assets (2)
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	33,638	(26,534)	(7,104)	—	37,111	(29,592)	(7,417)	102
Currency translation and other adjustments	—	—	—	—	(5)	9	(4)	—
Income statement - operating expenses	1,589	(1,319)	(341)	(71)	1,737	(1,468)	(355)	(86)
Other comprehensive income	(4,612)	2,118	2,360	(134)	(4,860)	2,278	2,416	(166)
Contributions by employer	205	—	—	205	250	—	—	250
Contributions by plan participants and other scheme members	7	(7)	—	—	11	(11)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(42)	42	—	—
Benefits paid	(1,281)	1,281	—	—	(1,445)	1,455	—	10
At 1 January 2025	29,546	(24,461)	(5,085)	—	32,757	(27,287)	(5,360)	110
Currency translation and other adjustments	—	—	—	—	34	(11)	(12)	11
Income statement - operating expenses
Net interest expense	1,606	(1,323)	(282)	1	1,755	(1,453)	(294)	8
Current service cost	—	(59)	—	(59)	—	(85)	—	(85)
Past service cost	—	(1)	—	(1)	—	(14)	—	(14)
Loss on curtailments and settlements	—	—	—	—	—	(2)	—	(2)
	1,606	(1,383)	(282)	(59)	1,755	(1,554)	(294)	(93)
Other comprehensive income
Return on plan assets excluding recognised interest income (3)	(1,107)	—	—	(1,107)	(1,305)	—	—	(1,305)
Experience gains and losses	—	(165)	—	(165)	—	(176)	—	(176)
Effect of changes in actuarial financial assumptions	—	823	—	823	—	1,001	—	1,001
Effect of changes in actuarial demographic assumptions	—	(108)	—	(108)	—	(91)	—	(91)
Asset ceiling adjustments (3)	—	—	565	565	—	—	602	602
	(1,107)	550	565	8	(1,305)	734	602	31
Contributions by employer (4)	51	—	—	51	93	—	—	93
Contributions by plan participants and other scheme members	7	(7)	—	—	10	(10)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(55)	55	—	—
Benefits paid	(1,292)	1,292	—	—	(1,444)	1,448	—	4
At 31 December 2025	28,811	(24,009)	(4,802)	—	31,845	(26,625)	(5,064)	156

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)	NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees have rights over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.
(3)	Buy-in transactions have had an, offsetting impact on the ‘Return on plan assets excluding recognised interest income’ and “Asset ceiling adjustments” line items recognised in OCI.
(4)	NatWest Group expects to make contributions to the Main section of £40 million in 2026.

	All schemes
	2025	2024
	£m	£m
Fund asset at fair value	31,845	32,757
Present value of fund liabilities	(26,625)	(27,287)
Funded status	5,220	5,470
Assets ceiling/minimum funding	(5,064)	(5,360)
	156	110

Net pension asset/(liability) comprises

	2025	2024
	£m	£m
Net assets of schemes in surplus (Note 17)	234	190
Net liabilities of schemes in deficit (Note 20)	(78)	(80)
	156	110

Schedule of principal actuarial assumptions

	Principal IAS 19 actuarial assumptions (1)
	2025	2024
	%	%
Discount rate	5.7	5.6
Inflation assumption (RPI)	2.9	3.2
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	2.9	3.4
Rate of increase in pensions in payment	2.4	2.6
Lump sum conversion rate at retirement	18.0	18.0

Longevity at age 60:	years	years
Current pensioners
Males	26.9	26.5
Females	28.6	28.5
Future pensioners, currently aged 40
Males	27.9	27.5
Females	29.9	29.7

(1)	The above financial assumptions are long-term assumptions set with reference to the period over which the obligations are expected to be settled.

Schedule of sensitivities of the funded status of the main section of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2025 (1)	£m	£m	£m
0.5% increase in interest rates/discount rate	(1,434)	(1,425)	(9)
0.25% increase in inflation	585	525	60
0.5% increase in credit spreads	(10)	(1,425)	1,415
Longevity increase of one year	308	773	(465)
0.25% additional rate of increase in pensions in payment	264	613	(349)
Increase in equity values of 10% (2)	180	na	180

2024
0.5% increase in interest rates/discount rate	(1,554)	(1,529)	(25)
0.25% increase in inflation	648	571	77
0.5% increase in credit spreads	(4)	(1,529)	1,525
Longevity increase of one year	295	832	(537)
0.25% additional rate of increase in pensions in payment	205	605	(400)
Increase in equity values of 10% (2)	199	na	199

na = not applicable

(1)	The asset sensitivities shown for 2025 are derived using benchmark information, so will be more approximate than those shown for 2024.
(2)	Includes both quoted and private equity.

The table below shows the combined change in defined benefit obligation from larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 year	No change	+ 1 year	+ 2 years
2025		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	(2.9)	(2.2)	(1.4)	(0.7)	—
	No change	(1.6)	(0.8)	—	0.8	1.5
	-50 bps	(0.1)	0.7	1.6	2.4	3.2

2024
Change in credit spreads	+50 bps	(3.1)	(2.3)	(1.5)	(0.7)	—
	No change	(1.7)	(0.9)	—	0.8	1.7
	-50 bps	(0.2)	0.7	1.7	2.5	3.4

Schedule of different classes of scheme members proportions

	2025	2024
Membership category	%	%
Active members	4.5	6.9
Deferred members	34.5	40.7
Pensioners and dependants	61.0	52.4
	100.0	100.0

Schedule of experience history of defined benefit schemes

	Main section					All schemes
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Experience history of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	28,811	29,546	33,638	34,016	52,021	31,845	32,757	37,111	37,598	57,787
Present value of plan obligations	(24,009)	(24,461)	(26,534)	(24,733)	(42,020)	(26,625)	(27,287)	(29,592)	(27,601)	(46,808)
Net surplus	4,802	5,085	7,104	9,283	10,001	5,220	5,470	7,519	9,997	10,979

Experience (losses)/gains on plan liabilities	(165)	13	(1,531)	(2,053)	241	(176)	(3)	(1,599)	(2,137)	237
Experience (losses)/gains on plan assets	(1,107)	(4,612)	(1,042)	(18,180)	841	(1,305)	(4,860)	(1,182)	(20,326)	872
Actual return on plan assets	499	(3,023)	634	(17,248)	1,554	450	(3,123)	659	(19,285)	1,667
Actual return on plan assets	1.7%	(9.0)%	1.9%	(33.2)%	3.0%	1.4%	(8.4)%	1.8%	(33.4)%	2.9%